Loans Receivable, Net (Schedule of loans evaluated individually for impairment and collectively evaluated for impairment in loans receivable) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	$ 9,364,125	$ 8,442,306
Collectively Evaluated For Impairment	435,555,970	394,167,077
Total	444,920,095	402,609,383
Residential Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	1,700,861	1,883,741
Collectively Evaluated For Impairment	82,264,555	79,371,426
Total	83,965,416	81,255,167
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	1,060,043	181,617
Collectively Evaluated For Impairment	55,847,512	56,580,078
Total	56,907,555	56,761,695
Commercial Business
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	77,206	100,401
Collectively Evaluated For Impairment	28,009,480	26,677,492
Total	28,086,686	26,777,893
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	6,526,015	6,276,547
Collectively Evaluated For Impairment	269,434,423	231,538,081
Total	$ 275,960,438	$ 237,814,628